Commitments and Contingencies (Details Narrative) - Consulting Agreement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly fee	$ 4,200	$ 4,200
Accrued compensation	$ 125,900	$ 119,200	$ 88,050